Ivy Funds VIP International Growth
Ivy Funds VIP International Growth
Objective
To seek to provide growth of capital.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The table below does not reflect any fees and expenses imposed under the variable life insurance policies and variable annuity contracts (collectively, Policies) through which this Portfolio is offered. See the Policy prospectus for a description of those fees and expenses.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Ivy Funds VIP International Growth
Shareholder Fees (fees paid directly from your investment)

Annual Portfolio Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Annual Fund Operating Expenses	Ivy Funds VIP International Growth
Management Fees	0.85%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses	0.08%
Total Annual Portfolio Operating Expenses	1.18%

Example
This example is intended to help you compare the cost of investing in the shares of the Portfolio with the cost of investing in other portfolios. This example does not reflect any fees and expenses imposed under the Policies.

The example assumes that you invest $10,000 in the shares of the Portfolio for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. The costs are the same for each time period if you continue to hold your shares or if you redeem all your shares at the end of those periods. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Ivy Funds VIP International Growth	120	375	649	1,432

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual portfolio operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 61% of the average value of its portfolio.
Principal Investment Strategies
Ivy Funds VIP International Growth seeks to achieve its objective by investing primarily in common stocks of foreign companies that Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, believes are competitively well-positioned, gaining market share, have the potential for long-term growth and operate in regions or countries that WRIMCO believes possess attractive growth characteristics. The Portfolio primarily invests in issuers of developed countries, and historically has had a significant investment in issuers or companies located in Continental Europe, the United Kingdom and the Pacific Basin, although the Portfolio may invest in issuers domiciled in or doing business in any country or region around the globe, including emerging markets. While the Portfolio primarily invests in securities issued by large cap companies (typically, companies with market capitalizations of at least $10 billion), it may invest in securities issued by companies of any size.

WRIMCO utilizes a research-based investment process that blends top-down global economic analysis with bottom-up stock selection. After identifying promising opportunities around the world, WRIMCO seeks strong companies in industries which it believes are growing faster than their underlying economies. WRIMCO may look at a number of factors in selecting securities for the Portfolio, including: a company’s competitive position and its sustainability; a company’s growth and earnings potential and valuation; a company’s financials, including cash flow and balance sheet; management of the company; strength of the industry; and applicable economic, market and political conditions of the country in which the company is located and/or in which it is doing business.

Generally, in determining whether to sell a security, WRIMCO uses the same type of analysis that it uses in buying securities. For example, WRIMCO may sell a security issued by a company if it believes the company has experienced a fundamental breakdown of its sustainable competitive advantage or no longer offers significant growth potential, if it believes the management of the company has weakened, and/or there exists political or economic instability in the issuer’s country. WRIMCO also may sell a security to reduce the Portfolio’s holding in that security, to take advantage of more attractive investment opportunities or to raise cash.
Principal Investment Risks
As with any mutual fund, the value of the Portfolio’s shares will change, and you could lose money on your investment.

A variety of factors can affect the investment performance of the Portfolio and prevent it from achieving its objective. These include:

  Company Risk. A company may perform worse than the overall market due to specific factors, such as adverse changes to its business or investor perceptions about the company.
  Emerging Market Risk. Investments in countries with emerging economies or securities markets may carry greater risk than investments in more developed countries. Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of more developed countries.
  Foreign Currency Risk. Foreign securities may be denominated in foreign currencies. The value of the Portfolio’s investments, as measured in U.S. dollars, may be unfavorably affected by changes in foreign currency exchange rates and exchange control regulations.
  Foreign Securities Risk. Investing in foreign securities involves a number of economic, financial and political considerations that may not be associated with the U.S. markets and that could affect the Portfolio’s performance unfavorably, depending upon the prevailing conditions at any given time. Among these potential risks are: greater price volatility; comparatively weak supervision and regulation of securities exchanges, brokers and issuers; higher brokerage costs; fluctuations in foreign currency exchange rates and related conversion costs; adverse foreign tax consequences; and settlement delays.
  Growth Stock Risk. Prices of growth stocks may be more sensitive to changes in current or expected earnings than the prices of other stocks. Growth stocks may not perform as well as value stocks or the stock market in general.
  Large Company Risk. Large capitalization companies may be unable to respond quickly to new competitive challenges, such as changes in technology, and also may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.
  Management Risk. Portfolio performance is primarily dependent on WRIMCO’s skill in evaluating and managing the Portfolio’s holdings and the Portfolio may not perform as well as other similar mutual funds.
  Market Risk. Adverse market conditions, sometimes in response to general economic or industry news, may cause the prices of the Portfolio’s holdings to fall as part of a broad market decline. The financial crisis in the U.S. and foreign economies over the past several years, including the European sovereign debt crisis, has resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both U.S. and foreign, and in the net asset values (NAVs) of many mutual funds, including to some extent the Portfolio. Global economies and financial markets are becoming increasingly interconnected, which increases the possibilities that conditions in one country or region may adversely affect issuers in another country or region, which may adversely affect securities held by the Portfolio. These circumstances have also decreased liquidity in some markets and may continue to do so. In addition, certain unanticipated events, such as natural disasters, terrorist attacks, war, and other geopolitical events, can have a dramatic adverse effect on securities held by the Portfolio.

Performance
The chart and table below provide some indication of the risks of investing in the Portfolio. The chart shows how performance has varied from year to year for the Portfolio. The table shows the average annual total returns for the Portfolio and also compares the performance with those of an index and a Lipper peer group (a universe of mutual funds with investment objectives similar to that of the Portfolio). The performance results do not reflect any Policy-related fees and expenses, which would reduce the performance results.

Performance results include the effect of expense reduction arrangements for some or all of the periods shown. If those arrangements had not been in place, the performance results for those periods would have been lower.

During the periods for which performance is shown, the Portfolio’s investment objective was to provide, as a primary objective, long-term appreciation of capital and, as a secondary objective, to seek current income. Effective as of the date of this Prospectus, the Portfolio changed its investment objective to seeking to provide growth of capital.

The Portfolio’s past performance does not necessarily indicate how it will perform in the future. Current performance may be lower or higher. Please call 888.WADDELL for the Portfolio’s updated performance.
Chart of Year-by-Year Returns as of December 31 each year

In the period shown in the chart, the highest quarterly return was 19.56% (the second quarter of 2009) and the lowest quarterly return was -21.32% (the third quarter of 2008).
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns	1 Year	5 Years	10 Years
Ivy Funds VIP International Growth	(7.32%)	(1.08%)	4.52%
MSCI EAFE Growth Index (reflects no deduction for fees, expenses or taxes) Ivy Funds VIP International Growth	(12.11%)	(3.16%)	4.27%
Lipper Variable Annuity International Growth Funds Universe Average (net of fees and expenses) Ivy Funds VIP International Growth	(13.40%)	(3.59%)	5.22%